Property, Plant and Equipment - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) Store	Dec. 31, 2023 EUR (€) Store	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Gain on disposals of property, plant and equipment	€ 3	€ 4	€ 157
Property, plant and equipment temporarily idle	4,744	5,568
Property subject to mortgage	32,231	31,576
Impairment reversal	€ 143	€ 40
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal growth rate	0.02
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal growth rate	0
United States of America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of stores | Store	2
Italy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of stores | Store	2	3
Spain [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of stores | Store	1	3
United Kingdom [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of stores | Store		1
Italian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	8.99%
Long-term growth rate	2.01%
Annual sales growth rate for 2025	38.11%
Annual sales growth rate (average of 2026-2029 period)	5.00%
Directly operated retail stores CGUs [member] | United States of America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	9.98%
Long-term growth rate	2.54%
Annual sales growth rate for 2025	12.04%
Annual sales growth rate (average of 2026-2029 period)	9.52%
Directly operated retail stores CGUs [member] | Italy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	8.99%
Long-term growth rate	2.01%
Annual sales growth rate for 2025	16.86%
Annual sales growth rate (average of 2026-2029 period)	5.24%
Directly operated retail stores CGUs [member] | Spain [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	8.93%
Long-term growth rate	2.10%
Annual sales growth rate for 2025	15.19%
Annual sales growth rate (average of 2026-2029 period)	5.48%
Directly operated retail stores CGUs [member] | United Kingdom [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	8.97%
Long-term growth rate	2.85%
Annual sales growth rate for 2025	4.95%
Annual sales growth rate (average of 2026-2029 period)	8.96%
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 0	€ 118